UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Summit Asset Management, LLC
Address:  5100 Wheelis Drive, Suite 107
          Memphis, TN 38117

Form 13F File Number:  028-14078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lance Wayne Hollingsworth
Title:    Senior Vice President, Trading and Operations
Phone:    901-729-8100

Signature, Place, and Date of Signing:

  /s/ Lance Wayne Hollingsworth          Memphis, TN           April 24, 2013
  -----------------------------          -----------           --------------
         [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           78
                                         -----------

Form 13F Information Table Value Total:  $   100,274
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ------
3M CO                          COM              88579Y101         245       2,303 SH       SOLE                  2,303
ABBVIE INC                     COM              00287Y109         217       5,317 SH       SOLE                  2,252         3,065
ABERDEEN ASIA PACIFIC INCOM    COM              003009107          84      10,827 SH       SOLE                 10,827
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105         222      10,600 SH       SOLE                 10,600
APPLE INC                      COM              037833100         362         818 SH       SOLE                    738            80
AT&T INC                       COM              00206R102       1,008      27,460 SH       SOLE                 25,185         2,275
AUTOZONE INC                   COM              053332102         710       1,790 SH       SOLE                  1,540           250
BERKSHIRE HATHAWAY INC DEL     CL A             084670108         625         400 SH       SOLE                    400
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702       2,506      24,051 SH       SOLE                 20,401         3,650
BRISTOL MYERS SQUIBB CO        COM              110122108         399       9,694 SH       SOLE                  7,881         1,813
SCHWAB CHARLES CORP NEW        COM              808513105         246      13,896 SH       SOLE                  7,296         6,600
CHEVRON CORP NEW               COM              166764100         736       6,197 SH       SOLE                  5,325           872
COCA COLA CO                   COM              191216100         720      17,793 SH       SOLE                 15,403         2,390
CONOCOPHILLIPS                 COM              20825C104         289       4,814 SH       SOLE                  2,110         2,704
DIRECTV                        COM              25490A309         317       5,608 SH       SOLE                  5,608
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467X109       7,906      54,406 SH       SOLE                 50,407         3,999
ENTERPRISE PRODS PARTNERS L    COM              293792107         660      10,941 SH       SOLE                  3,891         7,050
EXXON MOBIL CORP               COM              30231G102       2,021      22,426 SH       SOLE                 17,942         4,484
FEDEX CORP                     COM              31428X106         691       7,035 SH       SOLE                  5,960         1,075
FIRST HORIZON NATL CORP        COM              320517105       1,086     101,667 SH       SOLE                 93,398         8,269
GTX INC DEL                    COM              40052B108          60      14,461 SH       SOLE                 14,461
GENERAL ELECTRIC CO            COM              369604103         863      37,327 SH       SOLE                 36,267         1,060
GENESIS ENERGY L P             UNIT LTD PARTN   371927104         996      20,650 SH       SOLE                 16,800         3,850
SPDR GOLD TRUST                GOLD SHS         78463V107         208       1,345 SH       SOLE                  1,245           100
CLAYMORE EXCHANGE TRD FD TR    GUGG BULL 2013   18383M449         613      23,640 SH       SOLE                 20,672         2,968
CLAYMORE EXCHANGE TRD FD TR    GUGG BULL 2014   18383M431         325      12,178 SH       SOLE                  8,813         3,365
CLAYMORE EXCHANGE TRD FD TR    GUGG BULL 2015   18383M423         279      10,376 SH       SOLE                  9,778           598
INTERNATIONAL BUSINESS MACHS   COM              459200101       1,850       8,675 SH       SOLE                  8,675
IDEXX LABS INC                 COM              45168D104         453       4,900 SH       SOLE                  4,900
ISHARES TR                     S&P 500 VALUE    464287408         365       4,941 SH       SOLE                  4,941
ISHARES TR                     S&P MC 400 GRW   464287606         387       3,024 SH       SOLE                  3,024
ISHARES TR                     CORE S&P SCP ETF 464287804         306       3,515 SH       SOLE                  3,515
ISHARES TR                     LRGE GRW INDX    464287119         326       3,992 SH       SOLE                  3,892           100
ISHARES TR                     LARGE VAL INDX   464288109         289       4,090 SH       SOLE                  4,090
ISHARES TR                     MID CORE INDEX   464288208         561       5,043 SH       SOLE                  5,043             0
ISHARES TR                     MID GRWTH INDX   464288307       8,321      70,277 SH       SOLE                 65,162         5,115
ISHARES TR                     MID VAL INDEX    464288406         263       2,787 SH       SOLE                  2,787
ISHARES TR                     MSCI EAFE INDEX  464287465         372       6,315 SH       SOLE                  6,315
ISHARES TR                     CORE S&P500 ETF  464287200         977       6,207 SH       SOLE                  5,982           225
JOHNSON & JOHNSON              COM              478160104         950      11,650 SH       SOLE                 10,585         1,065
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106         278       5,200 SH       SOLE                  1,200         4,000
MICROSOFT CORP                 COM              594918104         345      12,077 SH       SOLE                 11,577           500
MID-AMER APT CMNTYS INC        COM              59522J103         611       8,850 SH       SOLE                  6,850         2,000
MONDELEZ INTL INC              CL A             609207105         221       7,234 SH       SOLE                  6,334           900
NEXTERA ENERGY INC             COM              65339F101         219       2,825 SH       SOLE                  2,825
NUVEEN REAL ESTATE INCOME FD   COM              67071B108         166      13,300 SH       SOLE                      0        13,300
PPG INDS INC                   COM              693506107         633       4,728 SH       SOLE                  4,728
PEPSICO INC                    COM              713448108         330       4,173 SH       SOLE                  4,113            60
PFIZER INC                     COM              717081103         639      22,129 SH       SOLE                 17,119         5,010
PHILIP MORRIS INTL INC         COM              718172109         452       4,878 SH       SOLE                  4,878
PIMCO ETF TR                   ENHAN SHRT MAT   72201R833       6,499      64,017 SH       SOLE                 54,395         9,622
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105         331       5,860 SH       SOLE                  3,260         2,600
PLUM CREEK TIMBER CO INC       COM              729251108         300       5,750 SH       SOLE                  2,250         3,500
PROCTER & GAMBLE CO            COM              742718109       2,375      30,822 SH       SOLE                 29,622         1,200
PUBLIC STORAGE                 COM              74460D109         262       1,720 SH       SOLE                  1,720
ROYAL BK CDA MONTREAL QUE      COM              780087102         372       6,171 SH       SOLE                  6,171
RYDEX ETF TRUST                GUG RUSS TOP 50  78355W205         426       3,833 SH       SOLE                  2,647         1,186
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706       5,327     208,494 SH       SOLE                189,308        19,186
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805         244       8,748 SH       SOLE                  8,748
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201         441      11,795 SH       SOLE                 11,795
SCHWAB STRATEGIC TR            US MID-CAP ETF   808524508         222       7,043 SH       SOLE                  6,040         1,003
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607         427       9,967 SH       SOLE                  9,967
SCHWAB STRATEGIC TR            US BRD MKT ETF   808524102         238       6,282 SH       SOLE                  5,903           379
SCHWAB STRATEGIC TR            US DIVIDEND EQ   808524797      18,122     570,050 SH       SOLE                524,474        45,576
SCHWAB STRATEGIC TR            US LCAP GR ETF   808524300       8,599     231,101 SH       SOLE                211,987        19,114
SCHWAB STRATEGIC TR            US LCAP VA ETF   808524409       8,652     243,863 SH       SOLE                223,076        20,787
SPDR SERIES TRUST              S&P DIVID ETF    78464A763         416       6,303 SH       SOLE                  4,828         1,475
SUNTRUST BKS INC               COM              867914103         301      10,438 SH       SOLE                  6,938         3,500
TORCHMARK CORP                 COM              891027104         250       4,175 SH       SOLE                  4,175
TRACTOR SUPPLY CO              COM              892356106         227       2,183 SH       SOLE                  2,183
UNION PAC CORP                 COM              907818108         323       2,265 SH       SOLE                  2,265
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827         203       2,505 SH       SOLE                  2,505
VANGUARD INDEX FDS             REIT ETF         922908553         228       3,235 SH       SOLE                  3,235
VERIZON COMMUNICATIONS INC     COM              92343V104         351       7,144 SH       SOLE                  6,219           925
WALGREEN CO                    COM              931422109         420       8,801 SH       SOLE                  7,411         1,391
WAL-MART STORES INC            COM              931142103         573       7,663 SH       SOLE                  6,443         1,220
WELLS FARGO & CO NEW           COM              949746101         260       7,029 SH       SOLE                  5,629         1,400
WESTERN UN CO                  COM              959802109         173      11,501 SH       SOLE                 11,501